Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

December 16, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           Partners Group Private Equity (TEI), LLC (the “Fund”) (811-22379)

Ladies and Gentlemen:

On behalf of the Fund, I have transmitted herewith for filing pursuant to Rule 8b-15 under the Investment Company Act of 1940, as amended, Amendment No. 2 to the Fund’s Registration Statement on Form N-2.

Questions and comments may be directed to the undersigned at (215) 988-3307.

Very truly yours,

/s/ Jillian L. Bosmann
Jillian L. Bosmann